BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Narrative (Details)			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) business	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | business				2
Restructuring and impairment expenses (see Note 4)						$ 11,119,000	$ 166,709,000	$ 247,693,000	$ 17,048,000
Goodwill impairment						0	0	0	0
Capitalized software						7,300,000	19,800,000	27,600,000	61,900,000
Capitalized stock-based compensation costs						1,371,000	2,190,000	4,051,000	8,972,000
Amortization of internal use software and other intangible assets						18,763,000	17,091,000	35,368,000	19,573,000
Impairment of intangibles						$ 0	$ 0	$ 2,000,000	0
Trussle Lab Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition				$ 1,400,000
LHE Holdings Limited
Business Acquisition [Line Items]
Cash paid for business acquisition				6,200,000
Total consideration transferred				$ 10,100,000
Deferred consideration									$ 3,900,000
U.K. Banking Entity
Business Acquisition [Line Items]
Total consideration transferred	$ 15,200,000		$ 15,200,000
Equity investment in banking entity					$ 2,400,000
Restructuring and impairment expenses (see Note 4)		$ 300,000